Major exchange rates	12 Months Ended
Dec. 31, 2018
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates
Major exchange rates
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2018	December 31, 2017	December 31, 2016	2018	2017	2016
EUR	1.1450	1.1993	1.0541	1.1838	1.1249	1.1061
GBP	1.2800	1.3517	1.2312	1.3374	1.2880	1.3662